Acquisitions and Sales of Oil and Gas Property Interests	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013 Predecessor [Member]
Business Acquisition [Line Items]
Acquisitions and Sales of Oil and Gas Property Interests
ACQUISITIONS AND SALES OF OIL AND NATURAL GAS PROPERTY INTERESTS

Pro Forma Results

The Company's pro forma results for the three months ended March 31, 2013 were derived from the actual results of the Company's accounting predecessor, which reflects the combined results of RSP LLC and Rising Star, and have been adjusted to reflect the Collins and Wallace Contributions and the ACTOIL NPI Repurchase, both of which were completed in connection with the IPO on January 23, 2014, as if such transactions had occurred on January 1, 2013. Additionally, the pro forma results for the three months ended March 31, 2013 include the estimated activity associated with the Spanish Trail Acquisition (as defined below), which was completed in September 2013, and the Resolute Sale, which was completed in March 2013, as if each of these transactions had occurred on January 1, 2013.

Our pro forma results for the three months ended March 31, 2014 were derived from our actual results and have been adjusted to reflect the Collins and Wallace Contributions and the ACTOIL NPI Repurchase, both of which were completed in connection with the IPO on January 23, 2014, as if such transactions had occurred on January 1, 2013.

The pro forma financial information included below does not give effect to certain acquisitions that were immaterial to our actual and pro forma results for the periods reflected below and does not make any adjustments for non-recurring expenses associated with the IPO.

The unaudited pro forma financial information does not purport to be indicative of results of operations that would have occurred had the transaction occurred on the basis assumed above, nor is such information indicative of expected future results of operations.

	Three Months Ended March 31, 2014		Three Months Ended March 31, 2013
	Actual	Pro Forma	Actual	Pro Forma
	(In thousands)		(In thousands)
Contributions:
Revenues	$57,758	$62,744	$24,655	$34,100
Net income (loss)	$(127,530)	$(127,301)	$12,866	$16,519

Recent Acquisitions

During the first quarter of 2014, the Company acquired additional acreage that we believe is prospective for horizontal development in Martin, Glasscock and Dawson counties for an aggregate purchase price of approximately $79 million in three separate transactions with approximately $69 million recorded as proved oil and natural gas properties. The transactions were financed with borrowings under the Company's revolving credit facility.

Collins and Wallace Contributions

Collins, Wallace LP and Collins & Wallace Holdings, LLC contributed to RSP Inc. certain working interests in the Permian Basin in which RSP LLC already had working interests. In exchange, (i) Collins received shares of RSP Inc.'s common stock and the right to receive approximately $1.6 million in cash, (ii) Wallace LP received shares of RSP Inc.'s common stock and the right to receive $0.6 million in cash, and (iii) Collins & Wallace Holdings, LLC received shares of RSP Inc.'s common stock. The Collins and Wallace Contributions occurred in connection with the IPO.

These contributed working interests consisted of the following: (i) Collins' non-operated working interest in substantially all of the oil and natural gas properties that RSP LLC owned prior to the Spanish Trail Acquisition; (ii) Wallace LP's non-operated working interest in substantially all of the oil and natural gas properties that RSP LLC owned prior to the Spanish Trail Acquisition; and (iii) Collins & Wallace Holdings, LLC's non-operated working interest in the Spanish Trail Assets (as defined below).
A summary of the consideration transferred and the fair value of assets and liabilities acquired in connection with the Collins and Wallace Contributions is as follows (in thousands):

Value of the 22,023,654 shares of the Company's common stock issued in the Collins and Wallace Contributions	$429,461
Cash paid in the Collins and Wallace Contributions	2,219
Total consideration for the assets contributed in the Collins and Wallace Contributions	$431,680
Fair value of oil and natural gas properties	$644,052
Asset retirement obligation	(1,063)
Deferred tax liability*	(211,309)
Total net assets acquired	$431,680

______________________________

*    Amount represents the estimated book to tax difference in oil and natural gas properties as of the acquisition date on a tax-effected basis of approximately 35%.

ACTOIL NPI Repurchase

In July 2011, RSP LLC sold to ACTOIL a 25% NPI in substantially all of its oil and natural gas properties taken as a whole. In addition, RSP LLC sold to ACTOIL a 25% NPI in the oil and natural gas properties acquired by RSP LLC in the Spanish Trail Acquisition. In connection with the IPO, ACTOIL contributed both 25% NPIs to the Company in exchange for shares of RSP Inc.'s common stock. The 25% NPIs exchanged for shares in the Company had a value of approximately $210.9 million and were accounted for as asset acquisitions.

The Company's predecessor's sale of properties to Resolute Natural Resources Southwest LLC ("Resolute") in December 2012 and March 2013 resulted in ACTOIL earning cash proceeds through its NPI in the properties sold. ACTOIL reduced its NPI account cumulative deficit balance with these proceeds, rather than receiving a cash distribution. As such, the Company's predecessor applied the NPI proceeds dollar-for-dollar to reduce the NPI deficit balance and recorded the amount as a long-term NPI payable on its balance sheet. This amount was eliminated upon ACTOIL contributing its NPI in exchange for common shares.
A summary of the consideration transferred and the assets acquired and liabilities acquired in connection with the ACTOIL NPI Repurchase is as follows (in thousands):

Value of the 10,816,626 shares of the Company's common stock issued in the ACTOIL NPI Repurchase	$210,924
Elimination of NPI payable	(36,931)
Total consideration for the assets contributed in the ACTOIL NPI Repurchase	$173,993
Oil and natural gas properties cost	$158,115
Asset retirement obligation	(639)
Deferred tax asset*	16,517
Total net assets acquired	$173,993
______________________________

*    Amount represents the estimated book to tax difference in oil and natural gas properties as of the acquisition date on a tax-effected basis of approximately 35%.

Spanish Trail Acquisition

On September 10, 2013, RSP LLC acquired additional working interests in certain of its existing properties in the Permian Basin (the "Spanish Trail Acquisition") from Summit Petroleum, LLC ("Summit") and EGL Resources, Inc. ("EGL"). The aggregate purchase price for the assets to be acquired in the Spanish Trail Acquisition (the "Spanish Trail Assets") agreed to by RSP LLC and the sellers was $155 million.

Subsequent to the signing of the purchase agreement and prior to the closing of the Spanish Trail Acquisition, Collins and Wallace LP, non-operating working interest owners in the Spanish Trail Assets, exercised preferential purchase rights granted under a joint operating agreement among the working interest owners in the Spanish Trail Assets. The preferential purchase rights gave Collins and Wallace LP the right to purchase a portion of the working interests sold by Summit and EGL. Collins and Wallace LP completed this acquisition through Collins & Wallace Holdings, LLC, a newly-formed entity that is jointly owned by Collins and Wallace LP, which contributed these acquired assets to RSP Inc. in exchange for shares of RSP Inc.'s common stock in connection with the IPO. The exercise of the preferential purchase rights reduced RSP LLC's purchase price from $155 million to $121 million.

Simultaneously with the closing of the Spanish Trail Acquisition, pursuant to ACTOIL's exercise of a right of first refusal granted by RSP LLC in the agreement that governs ACTOIL's NPI investment, RSP LLC conveyed a 25% NPI in the Spanish Trail Asses taken as a whole, excluding the portion acquired by Collins & Wallace Holdings, LLC, to ACTOIL in exchange for cash equal to 25% of RSP LLC's $121 million purchase price.

RSP LLC allocated the net purchase price to the oil and natural gas properties acquired and asset retirement obligation assumed as follows (in thousands):

Net purchase price	$120,521
25% NPI Sale to ACTOIL	(30,131)
Oil and natural gas properties acquired	$90,390
Asset retirement obligation assumed	296
Oil and natural gas properties	$90,686

The Spanish Trail Acquisition was funded with a $70 million term loan, borrowings under the Company's revolving credit facility (described below in Note 6) and the issuance of the NPI to ACTOIL described above.

Resolute Sale

Effective October 1, 2012, RSP LLC, ACTOIL and other minority non-operating working interest owners entered into a Purchase, Sale, and Option Agreement ("PSA") to sell an undivided 32.35% interest in certain assets for an aggregate purchase price of $110 million to Resolute (the "Resolute Sale"). The Company's share of the purchase price was $69 million and was recorded as a reduction to the basis of the underlying oil and natural gas properties. To the extent that the proceeds received exceeded the cost basis of the oil and natural gas properties, the Company recorded a gain on the sale. In addition, RSP LLC and the other sellers sold Resolute an option (the "Option") for $5 million, $2.4 million of which was the Company's share. The Option allowed Resolute to acquire the remaining 67.65% interest in these certain assets. The Option was non-refundable and only entitled Resolute to a limited time period during which it could exercise the right to acquire the remaining interest in these certain assets, and therefore the Option fee was included in the consideration transferred in computing the gain on disposition of the assets described above. The Company recorded a gain in connection with the sale of the 32.35% interest in these assets and Option fee in the amount of $6.7 million for the year ended December 31, 2012.

In March 2013, Resolute exercised the right to acquire the 67.65% remaining interest in these assets from RSP LLC, ACTOIL and other working interest owners for an additional purchase price of approximately $230 million. RSP LLC's share of the purchase price was $144.2 million. In connection with the transaction closing in March 2013, RSP LLC recorded a gain of approximately $6 million.

The PSA contained customary closing conditions and included a $5 million title and environmental escrow (net to RSP LLC) and an $11 million indemnity escrow (net to RSP LLC) which were held back from the initial purchase price to provide for these contingencies. Amounts held in escrow for potential indemnity matters were not initially considered in the computation of the gain in connection with the sale of these certain assets because the Company could not reasonably estimate the potential outcome of any such matters at the time of the initial closing of the transaction.

Subsequent to the initial closing, in October 2013, RSP LLC received the first two scheduled escrow payments under the terms of the PSA totaling approximately $12 million. The receipt of these funds substantially resolved any uncertainty associated with the ability to collect the remaining portion of the amounts held in escrow, and therefore, the Company recorded the gain associated with all funds received and the remaining escrow amounts not yet received as collectability of such amounts was deemed probable. For the twelve months ended December 31, 2013, the total gain recognized on the Resolute Sale was approximately $22.7 million.

ACQUISITIONS AND SALES OF OIL AND NATURAL GAS PROPERTY INTERESTS
Resolute Sale
Effective October 1, 2012, RSP, ACTOIL, LLC ("ACTOIL") and other minority non-operating working interest owners entered into a Purchase, Sale, and Option Agreement ("PSA") to sell an undivided 32.35% interest in certain assets for an aggregate purchase price of $110.0 million to Resolute Natural Resources Southwest LLC ("Resolute"). The Predecessor's share of the purchase price was $69.0 million and was recorded as a reduction to the basis of the underlying oil and natural gas properties. To the extent that the proceeds received exceeded the cost basis of the oil and natural gas properties, the Predecessor recorded a gain on the sale. In addition, RSP and the other sellers sold Resolute an option (the "Option") for $5.0 million, $2.4 million of which is the Predecessor's share. The Option allows Resolute to acquire the remaining 67.65% interest in these certain assets. The Option is non-refundable and only entitles Resolute to a limited time period during which it can exercise a right to acquire the remaining interest in these certain assets, and therefore the Option fee was included in the consideration transferred in computing the gain on disposition of the assets described above. The Predecessor recorded a gain in connection with the sale of the 32.35% interest in these assets and Option fee in the amount of $6.7 million for the year ended December 31, 2012.
In March 2013, Resolute exercised the right to acquire the 67.65% remaining interest in these assets from RSP, ACTOIL and other working interest owners for an additional purchase price of approximately $230.0 million. RSP's share of the purchase price was $144.2 million. In connection with the transaction closing in March 2013, RSP recorded a gain of approximately $6.0 million.
The PSA contained customary closing conditions and included a $5.0 million title and environmental escrow (net to RSP) and an $11.0 million indemnity escrow (net to RSP) which were held back from the initial purchase price to provide for these contingencies. Amounts held in escrow for potential indemnity matters were not initially considered in the computation of the gain in connection with the sale of these certain assets because the Predecessor could not reasonably estimate the potential outcome of any such matters at the time of the initial closing of the transaction.
Subsequent to the initial closing, in October 2013, the Predecessor received the first two scheduled escrow payments under the terms of the PSA totaling approximately $12.0 million. The receipt of these funds substantially resolved any uncertainty associated with the ability to collect the remaining portion of the amounts held in escrow and therefore the Predecessor recorded the gain associated with all funds received and the remaining escrow amounts not yet received as collectability of such amounts was deemed probable. For the twelve months ended December 31, 2013, the total gain recognized on the sale to Resolute was approximately $22.7 million.
Spanish Trail Acquisition
On September 10, 2013, RSP acquired additional working interests in certain of its existing properties in the Permian Basin (the "Spanish Trail Acquisition") from Summit Petroleum, LLC ("Summit") and EGL Resources, Inc. ("EGL"). Together with the working interests acquired pursuant to the preferential purchase rights and to be contributed to RSP in connection with the IPO, the Spanish Trail Acquisition increased RSP's working interests in approximately 5,400 gross acres and 70 gross producing wells (the "Spanish Trail Assets").
The aggregate purchase price for the Spanish Trail Assets agreed to by RSP and the sellers was $155 million. Subsequent to the signing of the purchase agreement and prior to the closing of the Spanish Trail Acquisition, Ted Collins, Jr. ("Collins") and Wallace LP, non-operating working interest owners in the Spanish Trail Assets, exercised preferential purchase rights granted under a joint operating agreement among the working interest owners in the Spanish Trail Assets. The preferential purchase rights gave Collins and Wallace LP the right to purchase a portion of the working interests sold by Summit and EGL. Collins and Wallace LP completed this acquisition through a newly-formed entity, Collins & Wallace Holdings, LLC, and contributed these acquired assets, along with other non-operated working interests in substantially all of RSP's assets, for shares of RSP Permian, Inc.'s common stock in connection with the IPO. The exercise of the preferential purchase rights reduced RSP's purchase price from $155 million to $121 million. RSP allocated the net purchase price to the oil and natural gas properties acquired and asset retirement obligation assumed as follows:

(in thousands)
Net purchase price	$120,521
Sale to ACTOIL (see Note 7)	$(30,131)
Oil and natural gas properties acquired	$90,390
Asset retirement obligation assumed	$296
Oil and natural gas properties	$90,686

The Spanish Trail Acquisition was funded with a $70 million term loan, borrowings under RSP's revolving credit facility (described below in Note 6) and the issuance of a net profits interest (described below in Note 7).
Summarized below are the results of operations for the years ended December 31, 2013 and 2012, on an unaudited pro forma basis, as if the Spanish Trail acquisition had occurred on January 1, 2012.
The unaudited pro forma financial information was derived from the historical combined statements of operations of our predecessor, the statements of revenues and direct operating expenses for the Spanish Trail Properties and the historical accounting records of the sellers. The unaudited pro forma financial information does not purport to be indicative of results of operations that would have occurred had the transaction occurred on the basis assumed above, nor is such information indicative of expected future results of operations.

	2013		2012
	Actual	Pro Forma	Actual	Pro Forma
	(In thousands)		(In thousands)
Spanish Trail:
Revenues	$123,042	$139,931	$104,427	$125,434
Net income	$62,738	$67,979	$35,908	$44,428

During the year ended December 31, 2013, approximately $6.9 million of revenue and $5.5 million of earnings were recorded in the statement of operations related to the Spanish Trail Acquisition subsequent to the closing date.
Verde Acquisition
On October 10, 2013, the Predecessor acquired leasehold interests in 9,464 gross (8,092 net) acres in the Midland Basin located just to the north of the Dawson and Martin county line toward the eastern half of Dawson County. The Predecessor is the operator on 100% of this acreage. This acreage currently contains no producing wells.